21 Derivative financial liability - current (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Equity settled derivative financial liability
At 1 January	£ 664
Warrants issued	997	1,148
Transfer to share premium on exercise of warrants	(499)
Gain recognised in finance income within the consolidated statement of comprehensive income	397	(484)
At 31 December	£ 1,559	£ 664